Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(41,477)	(41,477)
Vessel acquisitions and other vessels' cost	47,104	-	47,104
Transfer from advances for vessel acquisitions	392,996	-	392,996
Disposals	(25,900)	22,533	(3,367)
Balance, June 30, 2013	2,718,236	(740,635)	1,977,601